Investment Portfolio
(UNAUDITED) | 07.31.2020
CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS - 97.2%	Shares	Value
Australia - 6.8%
Austal Ltd.	15,980	$37,734
BHP Group Ltd.	1,695	44,627
Coles Group Ltd.	11,272	146,138
CSL Ltd.	390	75,856
Fortescue Metals Group Ltd.	8,813	109,697
Northern Star Resources Ltd.	6,522	74,023
Resolute Mining Ltd.*	29,644	28,328
Sandfire Resources Ltd.	10,626	36,114
Sonic Healthcare Ltd.	2,105	48,193
Austria - 0.7%
ams AG*	3,867	65,045
Belgium - 0.8%
Euronav N.V.	4,316	41,832
UCB S.A.	249	31,995
Denmark - 2.9%
Carlsberg A/S, Class B	389	57,451
Novo Nordisk A/S, Class B	1,595	104,652
Royal Unibrew A/S*	649	65,658
Scandinavian Tobacco Group A/S	2,243	32,991
France - 8.5%
Atos SE*	603	51,562
BNP Paribas S.A.*	1,397	56,361
Cie Generale des Etablissements Michelin	733	75,914
Constellium SE*	2,900	23,229
Eiffage S.A.*	886	77,430
ENGIE S.A.*	5,659	75,385
Pernod Ricard S.A.	272	46,743
Peugeot S.A.*	4,684	75,294
Sanofi	1,360	142,797
Societe Generale S.A.*	2,591	39,889
VINCI S.A.	993	85,463
Germany - 5.9%
Allianz SE	187	38,798
Bayer AG	1,000	66,434
Deutsche Telekom AG	4,848	80,936
HeidelbergCement AG	1,061	58,881
Hornbach Holding AG & Co. KGaA	203	19,536
Merck KGaA	1,116	142,632
Muenchener Rueckversicherungs-Gesellschaft AG	211	55,931
TAG Immobilien AG*	2,290	60,214

Hong Kong - 1.3%
CK Hutchison Holdings Ltd.	9,000	58,768
WH Group Ltd.	61,500	54,745
Israel - 0.9%
Teva Pharmaceutical Industries Ltd., Sponsored ADR*	7,200	83,088
Italy - 2.5%
Enel SpA	15,931	145,937
Eni SpA	4,587	40,860
Leonardo SpA	4,869	31,265
Japan - 28.8%
Asahi Group Holdings Ltd.	900	29,336
Central Glass Co. Ltd.	1,600	28,946
Chubu Electric Power Co., Inc.	3,300	39,241
Cosmo Energy Holdings Co. Ltd.	1,000	14,489
FUJIFILM Holdings Corp.	3,600	161,001
Fujitsu Ltd.	800	107,116
Hitachi Ltd.	4,200	125,807
Hokkaido Electric Power Co., Inc.	5,500	21,252
Honda Motor Co. Ltd.	2,500	60,950
Hoya Corp.	900	88,758
ITOCHU Corp.	9,200	201,722
Kajima Corp.	3,200	35,152
KDDI Corp.	8,200	260,739
Marubeni Corp.	14,500	66,757
Mitsubishi Corp.	2,100	42,315
Mitsubishi UFJ Financial Group, Inc.	18,300	68,576
Mizuho Financial Group, Inc.	31,400	38,278
NEC Corp.	4,200	235,307
Nichi-iko Pharmaceutical Co. Ltd.	2,200	24,978
Nippon Telegraph & Telephone Corp.	8,400	194,976
Nomura Holdings, Inc.	21,900	103,065
NTT DOCOMO, Inc.	800	22,025
Obayashi Corp.	3,300	29,464
Ricoh Co. Ltd.	5,500	35,419
Sawai Pharmaceutical Co. Ltd.	1,100	52,256
Sekisui House Ltd.	1,800	32,875
Sojitz Corp.	24,800	52,022
Sony Corp.	2,700	209,777
Sumitomo Corp.	4,300	47,772
The Hiroshima Bank Ltd.	4,500	20,681
Toyota Motor Corp.	1,300	77,173
World Co. Ltd.	2,000	23,513
Netherlands - 8.4%
Aegon N.V.*	9,881	28,955
Akzo Nobel N.V.	793	74,720
ASM International N.V.	717	109,679
ASR Nederland N.V.	698	22,551
Koninklijke Ahold Delhaize N.V.	6,904	198,842
Koninklijke Philips N.V.*	1,394	72,029
NN Group N.V.*	4,194	153,510

Signify N.V.*	2,223	66,697
STMicroelectronics N.V.	600	16,858
New Zealand - 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	973	22,988
Norway - 0.2%
Austevoll Seafood ASA	2,236	18,900
Singapore - 0.2%
Yanlord Land Group Ltd.	20,500	18,274
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria S.A.	7,016	21,846
Iberdrola S.A.	8,432	108,986
Repsol S.A.	2,128	16,781
Telefonica S.A.	10,038	42,039
Sweden - 1.9%
SSAB AB, Class B*	7,559	21,491
Swedish Match AB	627	48,310
Telefonaktiebolaget LM Ericsson, Class B	8,248	95,966
Switzerland - 10.3%
Credit Suisse Group AG	11,426	121,850
Nestle S.A.	1,114	132,479
Novartis AG	2,515	207,154
Roche Holding AG	610	211,277
Swiss Life Holding AG	211	77,108
UBS Group AG	7,048	83,031
Zurich Insurance Group AG	210	77,659
United Kingdom - 14.6%
Anglo American PLC	2,036	49,288
AstraZeneca PLC	1,223	135,117
Aviva PLC*	9,893	34,023
Barclays PLC	37,578	48,720
Bellway PLC	767	25,399
BP PLC	12,151	44,005
British American Tobacco PLC	2,260	74,689
Coca-Cola European Partners PLC	1,175	48,375
Computacenter PLC	2,087	53,909
Dialog Semiconductor PLC*	2,226	104,344
GlaxoSmithKline PLC	4,193	83,526
Halma PLC	2,031	57,688
Imperial Brands PLC	3,934	65,544
Lloyds Banking Group PLC	78,396	26,710
Persimmon PLC*	4,392	137,120
Redrow PLC*	3,829	21,378
Rio Tinto PLC	1,266	77,064
Royal Dutch Shell PLC, Class B	3,500	49,128
Standard Chartered PLC	6,855	34,274
Tesco PLC	30,220	85,292
Vodafone Group PLC	27,478	41,295
Total common stocks (cost $8,395,010)		8,607,032

PREFERRED STOCKS - 1.5%
Germany - 1.5%
Draegerwerk AG & Co. KGaA	186	17,533
Volkswagen AG*	793	116,077
Total preferred stocks (cost $153,899)		133,610
Total investment portfolio (cost $8,548,909) - 98.7%		8,740,642
Other assets in excess of liabilities - 1.3%		118,822
Total net assets - 100.0%		$8,859,464

* Non-income producing security
ADR—American Depositary Receipt

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report, other than Coca-Cola European Partners PLC, Constellium SE, and Teva Pharmaceutical Industries Ltd., Sponsored ADR, which are categorized as Level 1.  The total value of Level 1 and Level 2 investments as of the date of this report is $154,692 and $8,585,950, respectively.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.